Earnings Per Share	12 Months Ended
Dec. 31, 2013
Disclosure Text Block
Earnings per Share

NOTE 4 EARNINGS PER SHARE

Basic earnings per share attributable to TDS shareholders is computed by dividing Net income available to common shareholders of TDS by the weighted average number of common shares outstanding during the period. Diluted earnings per share attributable to TDS shareholders is computed by dividing Net income available to common shareholders of TDS by the weighted average number of common shares outstanding during the period adjusted to include the effects of potentially dilutive securities. Potentially dilutive securities primarily include incremental shares issuable upon exercise of outstanding stock options and the vesting of restricted stock units.

The amounts used in computing earnings per common share and the effects of potentially dilutive securities on the weighted average number of common shares were as follows:

Year Ended December 31,	2013	2012	2011
(Dollars and shares in thousands, except earnings per share)
Basic earnings per share attributable to TDS shareholders:
Net income available to common shareholders of TDS used in basic earnings per share	$141,878	$81,811	$200,516
Adjustments to compute diluted earnings:
Noncontrolling interest adjustment	(1,058)	(640)	(989)
Preferred dividend adjustment	49	-	49
Net income attributable to common shareholders of TDS used in diluted earnings per share	$140,869	$81,171	$199,576

Weighted average number of shares used in basic earnings per share
Common Shares	101,339	101,532	101,471
Series A Common Shares	7,151	7,139	7,091
Total	108,490	108,671	108,562

Effects of dilutive securities:
Stock options	209	11	262
Restricted stock units	375	255	214
Preferred shares	58	-	60
Weighted average number of shares used in diluted earnings per share	109,132	108,937	109,098

Basic earnings per share attributable to TDS shareholders	$1.31	$0.75	$1.85

Diluted earnings per share attributable to TDS shareholders	$1.29	$0.75	$1.83

On June 25, 2013, U.S. Cellular paid a special cash dividend of $5.75 per share, for an aggregate amount of $482.3 million, to all holders of U.S. Cellular Common Shares and Series A Common Shares as of June 11, 2013. Outstanding U.S. Cellular stock options and restricted stock unit awards were equitably adjusted for the special cash dividend. The impact of such adjustments on the earnings per share calculation was fully reflected for all years presented.

Certain Common Shares issuable upon the exercise of stock options, vesting of restricted stock units or conversion of convertible preferred shares were not included in average diluted shares outstanding for the calculation of Diluted earnings per share because their effects were antidilutive. The number of such Common Shares excluded is shown in the table below.

Year Ended December 31,	2013	2012	2011
(Shares in thousands)
Stock options	7,120	8,130	3,785

Restricted stock units	171	154	141

Preferred shares	-	57	-